Debentures (Details 3)	12 Months Ended
Dec. 31, 2023
Debentures [Member] | Copel Geracaoe Transmissao SA [member]
IfrsStatementLineItems [Line Items]
Annual financial index	Consolidated net debt / Consolidated EBITDA
Limit	≤ 3.5
Debentures [Member] | Copel D I S [Member]
IfrsStatementLineItems [Line Items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1.5
Copel Geracaoe Transmissao SA [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Company name	Copel GeT
Copel Geracaoe Transmissao SA [member] | Debentures 5th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	5th issue of Debentures
Copel Geracaoe Transmissao SA [member] | Debentures 6th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
Copel Geracaoe Transmissao SA [member] | Debentures 7th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	7th issue of Debentures
Copel Geracaoe Transmissao SA [member] | Debentures 8th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	8th issue of Debentures
Copel Distribuicao SA [member] | Debentures 5th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	5th issue of Debentures
Copel Distribuicao SA [member] | Debentures 6th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	6th issue of Debentures
Copel Distribuicao SA [member] | Debentures 7th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	7th issue of Debentures
Copel Distribuicao SA [member] | Debentures 8th Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	8th issue of Debentures
Copel Distribuicao SA [member] | Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Company name	Copel DIS
Nova Asa Branca I [Member] | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca I
Nova Asa Branca III [member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Annual financial index	Debt service coverage ratio
Limit	≥ 1.3
Nova Asa Branca III [member] | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca III
Nova Asa Branca III [member] | Debentures 2nd Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	2nd issue of Debentures
Nova Asa Branca I I [Member] | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Asa Branca II
Nova Eurus I V [Member] | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Nova Eurus IV
Ventos De Santo Uriel [Member] | Debentures Two [Member]
IfrsStatementLineItems [Line Items]
Company name	Cutia
Ventos De Santo Uriel [Member] | Debentures One [Member]
IfrsStatementLineItems [Line Items]
Company name	Ventos de Santo Uriel
Cutia [Member] | Debentures [Member]
IfrsStatementLineItems [Line Items]
Annual financial index	Debt service coverage ratio (a)
Limit	≥ 1.2
Cutia [Member] | Debentures 1st Issue [Member]
IfrsStatementLineItems [Line Items]
Contract	1st issue of Debentures